UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:  12/31

Date of reporting period:  9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High-Yield Fund
Portfolio of Investments (unaudited)
September 30, 2007

Corporate Bonds 85.3%	Principal Amount or Shares	Value

Aerospace 1.9%
Hawker Beechcraft:
8.5%, 4/1/2015*	$450,000	$461,250
8.875%, 4/1/2015*	450,000	454,500
9.75%, 4/1/2017*	225,000	230,625
L3 Communications:
6.125%, 7/15/2013	900,000	888,750
5.875%, 1/15/2015	1,940,000	1,872,100
Sequa 9%, 8/1/2009	1,250,000	1,306,250

		5,213,475

Airlines 0.7%
Continental Airlines 8.75%, 12/1/2011	2,050,000	1,978,250

Automobiles 3.1%
Ford Motor 7.45%, 7/16/2031	3,250,000	2,567,500
Ford Motor Credit:
9.75%, 9/15/2010	500,000	510,415
8.625%, 11/1/2010	1,425,000	1,413,630
8%, 12/15/2016	750,000	702,736
General Motors:
7.2%, 1/15/2011	500,000	478,750
8.375%, 7/15/2033	2,875,000	2,533,594
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000	492,500

		8,699,125

Broadband and Fiber Optics 0.5%
Level 3 Financing:
9.25%, 11/1/2014	1,000,000	990,000
9.15%, 2/15/2015#	500,000	478,750

		1,468,750

Broadcasting 0.3%
LBI Media Holdings 8.5%, 8/1/2017*	950,000	950,000

Building Products 0.7%
Ply Gem Industries 9%, 2/15/2012	1,200,000	978,000
Texas Industries 7.25%, 7/15/2013	1,050,000	1,052,625

		2,030,625

Cable 3.1%
Charter Communications Holding I:
13.5%, 1/15/2014	2,575,000	2,536,375
11%, 10/1/2015	1,900,000	1,933,250
Charter Communications Holdings II 10.25%, 9/15/2010	1,000,000	1,027,500
CSC Holdings 6.75%, 4/15/2012	1,000,000	967,500
Liberty Media 8.5%, 7/15/2029	1,000,000	1,015,909
Mediacom Broadband 8.5%, 10/15/2015	1,000,000	1,007,500

		8,488,034

Capital Goods 2.1%
Harland Clarke:
9.5%, 5/15/2015	1,950,000	1,750,125
10.3075%, 5/15/2015#	950,000	852,625
Norcross Safety Products 9.875%, 8/15/2011	3,100,000	3,200,750

		5,803,500

Chemicals 3.1%
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000	2,322,000
Lyondell Chemical:
10.5%, 6/1/2013	1,950,000	2,106,000
8%, 9/15/2014	1,000,000	1,105,000
MacDermid 9.5%, 4/15/2017*	975,000	945,750
Mosaic 7.625% 12/1/2016*	950,000	1,017,687
Nova Chemicals 8.484%, 11/15/2013#	1,000,000	985,000

		8,481,437

Consumer Products 4.5%
ACCO Brands 7.625%, 8/15/2015	2,400,000	2,304,000
Jarden 7.5%, 5/1/2017	1,600,000	1,556,000
Jostens 0% (10.25%†), 12/1/2013	3,525,000	3,295,875
Playtex 8%, 3/1/2011	1,950,000	2,052,375
Reynolds American 7.625%, 6/1/2016	3,000,000	3,209,109

		12,417,359

Containers and Packaging 1.7%
AEP Industries 7.875%, 3/15/2013	1,375,000	1,337,188
Crown Cork & Seal 8%, 4/15/2023	975,000	960,375
Owens-Brockway Glass Container 8.25%, 5/15/2013	1,900,000	1,976,000
Silgan Holdings 6.75%, 11/15/2013	500,000	487,500

		4,761,063

Diversified Telecommunication 3.5%
Citizens Communications:
9.25%, 5/15/2011	1,185,000	1,291,650
6.625%, 3/15/2015	650,000	640,250
Hawaiian Telecom Communications 12.5%, 5/1/2015	950,000	1,030,750
Nordic 8.875%, 5/1/2016*	1,500,000	1,590,000
Qwest:
7.5%, 10/1/2014	2,450,000	2,560,250
6.875%, 9/15/2033	500,000	470,000
Qwest Communications:
6.5%, 6/1/2017*	800,000	788,000
9.0575%, 2/15/2009#	333,000	337,995
Syniverse Technologies 7.75%, 8/15/2013	950,000	912,000

		9,620,895

Electric 2.1%
Aquila 14.875%, 7/1/2012	1,800,000	2,277,000
Midwest Generation 8.3%, 7/2/2009	1,340,910	1,364,376
Sierra Pacific Resources 8.625%, 3/15/2014	609,000	647,685
TXU 5.55%, 11/15/2014	2,000,000	1,623,020

		5,912,081

Energy 2.7%
Atlas Pipeline Partners 8.125%, 12/15/2015	950,000	940,500
Bristow Group 7.5%, 9/15/2017*	1,000,000	1,025,000
Calfrac Well Services 7.75%, 2/15/2015*	950,000	919,125
Complete Production Services 8%, 12/15/2016	925,000	919,219
El Paso 7%, 6/15/2017	2,000,000	2,040,770
Energy Partners 9.75%, 4/15/2014*	470,000	453,550
Opti Canada:
7.875%, 12/15/2014*	850,000	854,250
8.25%, 12/15/2014*	250,000	253,125

		7,405,539

Environmental 0.5%
Browning-Ferris Industries 7.4%, 9/15/2035	1,500,000	1,417,500

Finance 4.4%
E*TRADE Financial 7.375%, 9/15/2013	1,425,000	1,339,500
GMAC:
7.25%, 3/2/2011	3,000,000	2,910,396
6.75%, 12/1/2014	2,575,000	2,337,122
Kar Holdings:
8.75%, 5/1/2014*	475,000	457,187
10%, 5/1/2015*	475,000	447,688
Neff 10%, 6/1/2015	1,500,000	1,072,500
Residential Capital 7.125%, 11/21/2008	1,750,000	1,566,651
SGS International 12%, 12/15/2013	950,000	983,250
USI Holdings:
9.4325%, 11/15/2014*#	225,000	214,875
9.75%, 5/15/2015*	225,000	203,062
Ventas Realty 6.75%, 6/1/2010	500,000	508,750

		12,040,981

Food and Beverage 4.2%
Chiquita Brands International 8.875%, 12/1/2015	1,000,000	905,000
Dean Foods 7%, 6/1/2016	1,000,000	955,000
Del Monte:
8.625%, 12/15/2012	1,950,000	1,989,000
6.75%, 2/15/2015	675,000	651,375
Pilgrims Pride 8.375%, 5/1/2017	1,800,000	1,845,000
Reddy Ice Holdings 0%(10.5%†), 11/1/2012	3,800,000	3,591,000
Smithfield Foods:
7%, 8/1/2011	650,000	661,375
7.75%, 7/1/2017	1,000,000	1,030,000

		11,627,750

Food and Staples Retailing 1.5%
Duane Reade 9.75%, 8/1/2011	1,150,000	1,106,875
Rite Aid:
8.625%, 3/1/2015	975,000	887,250
7.5%, 3/1/2017	975,000	922,594
Stater Brothers Holdings 8.125%, 6/15/2012	500,000	511,875
Susser Holdings 10.625%, 12/15/2013	670,000	693,450

		4,122,044

Gaming 2.3%
Inn Of The Mountain Gods 12%, 11/15/2010	1,175,000	1,245,500
Mandalay Resort Group 9.375%, 2/15/2010	2,750,000	2,894,375
San Pasqual 8%, 9/15/2013*	950,000	964,250
Station Casinos 6.875%, 3/1/2016	1,350,000	1,181,250

		6,285,375

Healthcare Facilities and Supplies 6.0%
Advanced Medical Optics 7.5%, 5/1/2017	475,000	439,375
Centene 7.25%, 4/1/2014	1,000,000	985,000
Community Health Systems 8.875%, 7/15/2015*	750,000	774,375
DaVita 7.25%, 3/15/2015	1,500,000	1,511,250
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	1,940,000	2,022,450
HCA:
9.125%, 11/15/2014*	500,000	528,750
6.5%, 2/15/2016	1,900,000	1,624,500
9.25%, 11/15/2016*	500,000	532,500
7.5%, 11/6/2033	1,900,000	1,539,000
HealthSouth:
11.409%, 6/15/2014#	1,350,000	1,414,125
10.75%, 6/15/2016	1,000,000	1,057,500
Invacare 9.75%, 2/15/2015	500,000	502,500
Omega Healthcare Investors 7%, 1/15/2016	1,950,000	1,942,687
PTS Acquisition 9.5%, 4/15/2015*##	850,000	807,500
Tenet Healthcare 9.25%, 2/1/2015	1,150,000	1,020,625

		16,702,137

Home Builders 1.3%
K. Hovnanian Enterprises:
8.875%, 4/1/2012	1,000,000	755,000
6.5%, 1/15/2014	500,000	391,250
KB Home:
7.75%, 2/1/2010	500,000	476,250
6.25%, 6/15/2015	500,000	429,375
Standard PAC 9.25%, 4/15/2012	875,000	590,625
WCI Communities 9.125%, 5/1/2012	1,000,000	827,500

		3,470,000

Leisure 0.7%
HRP Myrtle Beach Operations 10.07%, 4/1/2012*#	1,000,000	965,000
Universal City Florida Holding 10.106%, 5/1/2010#	1,000,000	1,015,000

		1,980,000

Lodging 1.7%
Felcor Lodging 8.5%, 6/1/2011	2,625,000	2,782,500
Host Marriott 6.75%, 6/1/2016	1,925,000	1,915,375

		4,697,875

Metals and Mining 3.7%
Aleris 10%, 12/15/2016	1,000,000	890,000
FMG Finance 10%, 9/1/2013*	2,000,000	2,197,500
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000	1,846,250
Massey Energy 6.875%, 12/15/2013	500,000	468,750
Peabody Energy 6.875%, 3/15/2013	500,000	507,500
PNA Group 10.75%, 9/1/2016	1,500,000	1,537,500
Ryerson Tull 8.25%, 12/15/2011	1,050,000	1,132,687
UCAR Finance 10.25%, 2/15/2012	1,596,000	1,671,810

		10,251,997

Miscellaneous 0.2%
TRAINS HY-1-2006 7.176%, 5/1/2016*	648,000	636,084

Oil, Gas and Consumable Fuels 3.4%
Chesapeake Energy 6.5%, 8/15/2017	3,050,000	2,981,375
Forest Oil 7.25%, 6/15/2019*	2,000,000	2,010,000
Mariner Energy 8%, 5/15/2017	950,000	933,375
Petrohawk Energy 9.125%, 7/15/2013	1,000,000	1,060,000
Plains Exploration and Production 7.75%, 6/15/2015	1,600,000	1,576,000
W & T Offshore 8.25%, 6/15/2014*	925,000	894,937

		9,455,687

Paper and Forest Products 2.2%
Bowater 6.5%, 6/15/2013	1,250,000	918,750
Domtar 7.875%,10/15/2011	950,000	980,875
Georgia-Pacific 8.875%, 5/15/2031	3,000,000	3,022,500
Verso Paper Holdings 9.125%, 8/1/2014	1,000,000	1,035,000

		5,957,125

Publishing 3.3%
Dex Media 0% (9%†), 11/15/2013	3,225,000	3,047,625
Idearc 8%, 11/15/2016	2,000,000	2,005,000
R H Donnelley 8.875%, 1/15/2016	2,975,000	3,045,656
Readers Digest 9%, 2/15/2017*	1,250,000	1,131,250

		9,229,531

Road and Rail 0.4%
American Railcar Industries 7.5%, 3/1/2014	1,000,000	1,000,000

Satellite 2.5%
Echostar DBS:
7%, 10/1/2013	2,000,000	2,055,000
7.125%, 2/1/2016	2,850,000	2,942,625
Sirius Satellite Radio 9.625%, 8/1/2013	1,000,000	997,500
XM Satellite Radio 9.856%, 5/1/2013#	800,000	794,000

		6,789,125

Services 3.5%
Ashtead 9%, 8/15/2016*	1,000,000	991,250
Avis Budget Car Rental 8.0575%, 5/15/2014#	1,250,000	1,225,000
Rental Service 9.5%, 12/1/2014	1,000,000	960,000
Service Corporation 7%, 6/15/2017	3,450,000	3,406,875
West 11%, 10/15/2016	2,000,000	2,110,000
Williams Scotsman 8.5%, 10/1/2015	950,000	1,049,750

		9,742,875

Specialty Retail 1.0%
Asbury Automotive Group 7.625%, 3/15/2017*	925,000		855,625
Michaels Stores 11.375%, 11/1/2016*	1,000,000		1,027,500
Neiman Marcus 9%, 10/15/2015##	950,000		1,016,500

			2,899,625

Technology 5.9%
Amkor Technology 9.25%, 6/1/2016	1,000,000		1,015,000
Freescale Semiconductor 10.125%, 12/15/2016	2,800,000		2,618,000
Ikon Office Solutions 7.75%, 9/15/2015	2,850,000		2,878,500
Nortel Networks 10.75%, 7/15/2016*	1,500,000		1,575,000
Seagate Technology 6.375%, 10/1/2011	1,950,000		1,925,625
Serena Software 10.375%, 3/15/2016	950,000		983,250
STATS Chip Pac 7.5%, 7/19/2010	2,700,000		2,733,750
Sunguard Data System 9.125%, 8/15/2013	1,500,000		1,567,500
Viasystems 10.5%, 1/15/2011	1,175,000		1,180,875

			16,477,500

Textile, Apparel and Shoes 0.7%
Quiksilver 6.875%, 4/15/2015	2,125,000		2,045,312

Utilities 5.1%
AES 9.375%, 9/15/2010	4,500,000		4,770,000
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000		2,110,000
Dynegy Holdings:
8.75%, 2/15/2012	975,000		1,011,563
8.375%, 5/1/2016	2,375,000		2,398,750
Edison Mission Energy 7%, 5/15/2017*	1,850,000		1,831,500
NRG Energy 7.375%, 2/1/2016	1,900,000		1,909,500

			14,031,313

Wireless Telecommunication Services 0.8%
Dobson Communications 9.61%, 10/15/2012#	1,000,000		1,022,500
MetroPCS Wireless 9.25%, 11/1/2014*	1,250,000		1,281,250

			2,303,750

Total Corporate Bonds			236,393,719

Common Stocks 7.2%
Aerospace and Defense 0.3%
BE Aerospace**	9,825	shs.	408,032
DRS Technologies	4,205		231,780
Hexcel**	11,820		268,432

			908,244

Airlines 0.0%
Continental Airlines**	2,080		68,702

Automobiles 0.5%
Ford Motors**	42,650		362,099
General Motors	10,000		367,000
Honda Motor (ADR)	9,525		317,754
Toyota Motor (ADR)	2,500		292,150

			1,339,003

Beverages 0.1%
Constellation Brands (Class A)**	7,390		178,912

Capital Markets 0.1%
E*TRADE Financial**	14,930		194,986

Commercial Services and Supplies 0.3%
Allied Waste Industries**	17,430		222,232
Corrections Corporation of America**	13,040		341,257
Mobile Mini**	10,260		247,882

			811,371

Communications Equipment 0.1%
Comverse Technology	2	40
Corning	9,020	222,343

		222,383

Computers and Peripherals 0.3%
Apple**	2,590	397,669
Seagate Technology	14,365	367,457

		765,126

Containers and Packaging 0.5%
Ball	6,750	362,812
Owens-Illinois**	9,890	409,941
Silgan Holdings	6,250	335,938
Smurfit-Stone Container**	24,943	291,334

		1,400,025

Diversified Telecommunication 0.3%
Citizens Communications	19,910	285,111
Qwest Communications**	33,615	307,913
Time Warner Telecom (Class A)**	7,660	168,290

		761,314

Electric Utilities 0.2%
Allegheny Energy**	5,325	278,284
Sierra Pacific Resources	17,340	272,758

		551,042

Electronic Equipment and Instruments 0.1%
Flextronics International**	24,295	271,618

Food Products 0.1%
Pilgrim’s Pride	9,595	333,234

Food and Staples Retailing 0.1%
Rite Aid**	51,197	236,530

Health Care Facilities and Supplies 0.1%
Advanced Medical Optics**	8,940	273,475

Hotels, Restaurants and Leisure 0.2%
Domino’s Pizza**	12,750	211,522
Las Vegas Sands**	2,340	312,203

		523,725

Independent Power Producers and Energy Traders 0.0%
NRG Energy**	3,090	130,676

Index Derivatives 1.7%
iShares Russell 2000 Index Fund	29,860	2,389,994
SPDR Trust Series 1	15,830	2,415,341

		4,805,335

Machinery 0.0%
American Railcar Industries	5,650	124,413

Media 0.1%
Charter Communications (Class A)**	78,680	202,994

Metals and Mining 0.5%
Alcan	2,095	209,668
Companhia Vale do Rio Doce “CVRD” (ADR)	15,710	533,040
Freeport-McMoRan Copper & Gold	3,785	397,009
Reliance Steel and Aluminum	2,435	137,675

		1,277,392

Multi-Utilities 0.2%
Aquila**	39,915	160,059
TECO Energy	17,125	281,364

		441,423

Oil, Gas and Consumable Fuels 0.5%
Chesapeake Energy	10,200	359,652
El Paso	20,810	353,146
Peabody Energy	5,570	266,636
Williams Companies	11,075	377,215

		1,356,649

Paper and Forest Products 0.0%
Domtar**	18,525	151,905

Real Estate Investment Trusts 0.3%
FelCor Lodging Trust	11,010	219,429
Omega Healthcare Investors	15,590	242,113
Senior Housing Properties Trust	13,115	289,317

		750,859

Road and Rail 0.1%
Kansas City Southern**	8,820	283,739

Semiconductors and Semiconductor Equipment 0.1%
Applied Materials	16,910	350,037

Specialty Retail 0.1%
Asbury Automotive Group	9,285	183,936

Thrifts and Mortgage Finance 0.0%
Countrywide Financial	6,910	131,359

Tobacco 0.1%
Reynolds American	3,670	233,375

Trading Companies and Distributors 0.1%
Williams Scotsman International**	11,200	310,352

Wireless Telecommunication Services 0.1%
Crown Castle International**	3,800	154,394
MertoPCS Communications**	7,320	199,690

		354,084

Total Common Stocks		19,928,218

Short-Term Holdings 7.1%
Corporate Bond 0.4%
Residential Capital 6.22375%, 6/9/2008#	$1,300,000	1,197,625

Equity-Linked Notes †† 4.4%
Deutsche Bank:
33.25%, 2/1/08 (1)(a)	500,000	469,100
25.05%, 3/26/08 (1)(b)	3,000,000	3,000,000
Goldman Sachs Group:
20%, 10/10/07 (3)(l)	4,000,000	2,905,680
40%, 2/19/08 (1)(c)	500,000	471,975
40%, 3/19/08 (1)(d)	500,000	528,875
Lehman Brothers:
39.7%, 12/20/07 (2)(k)	3,000,000	2,279,070
41.66%, 2/9/08 (1)(e)	500,000	453,628
39.35%, 3/5/08 (1)(f)	500,000	530,460
37.51%, 3/19/08 (1)(g)	500,000	500,615
Merrill Lynch 30%, 10/3/07 (1)(h)	500,000	259,990
Morgan Stanley:
30%, 10/19/07 (1)(i)	500,000	413,223
44.61%, 2/15/08 (1)(j)	500,000	431,237

		12,243,853

Time Deposit 2.3%
BNP Paribas Grand Cayman, 5.15%, 10/1/2007	6,268,000	6,268,000

Total Short-Term Investments		19,709,478

Total Investments 99.6%		276,031,415

Other Assets Less Liabilities 0.4%		993,157

Net Assets 100.0%		$277,024,572

U.S. Government Securities Fund Portfolio of Investments (unaudited) September 30, 2007

	Principal Amount	Value

US Full Faith and Credit Obligations 26.3%
US Treasury Notes:
4.125%, 8/31/2012	$4,330,000	$4,313,767
4.25%, 9/30/2012	985,000	986,232
4.625%, 11/15/2016	1,000,000	1,005,235
2.625%, 7/15/2017	1,005,040	1,036,291
4.75% 8/15/2017	1,160,000	1,175,951
US Treasury Inflation-Protected Securities:
2%, 4/15/2012	230,965	229,359
2%, 1/15/2016	272,868	266,814
2.375%, 1/15/2017	516,455	520,329
US Treasury Bonds:
8.875%, 2/15/2019	850,000	1,156,930
8.125%, 8/15/2021	755,000	1,003,030
5.375%, 2/15/2031	1,230,000	1,317,062
4.5%, 2/15/2036	85,000	80,611
Ginnie Mae:
5%, 5/20/2029	500,000	500,095
US Trade Funding 4.26%, 11/15/2014	1,382,092	1,378,492

Total US Full Faith and Credit Obligations		14,970,198

US Government Agency ObligationsØ 9.5%
Fannie Mae:
5%, 7/9/2018	500,000	484,513
5%, 6/25/2025	2,000,000	1,881,276
Freddie Mac:
5.5%, 8/20/2012	610,000	633,192
4.5%, 7/15/2013	455,000	450,301
5.25%, 7/24/2018	1,495,000	1,466,927
Tennessee Valley Authority 5.5%, 7/18/2017	500,000	516,236

Total US Government Agency Obligations		5,432,445

Mortgage-Backed SecuritiesØØ 63.1%
Ginnie Mae:
4%, 12/16/2028	526,133	523,202
5.5%, 10/15/2035	1,875,740	1,851,090
Small Business Administration 5.199%, 8/1/2012	872,767	877,099
Fannie MaeØ:
5.5%, 5/25/2014	795,882	798,179
4%, 12/25/2017	3,073,827	2,989,068
5.5%, 11/1/2020	1,070,647	1,068,730
4.5%, 12/1/2020	1,193,414	1,150,573
5.45%, 12/25/2020	935,585	933,228
5%, 2/1/2035	4,102,686	3,924,481
5.5%, 10/1/2035	233,960	229,475
5.5%, 10/1/2035	1,115,701	1,094,313
5.5%, 2/1/2036	2,423,967	2,377,500
5.352%, 4/1/2036#	953,714	952,288
6.054%, 4/1/2036#	1,397,797	1,429,774
6.086%, 7/1/2036#	2,086,140	2,117,835
5.994%, 8/1/2036#	845,149	855,713
6.080%, 8/1/2036#	861,687	873,669
5.867%, 6/1/2037#	2,570,824	2,591,134
6.5%, 6/1/2037	1,595,834	1,625,204
Freddie MacØ:
4.875%, 5/14/2010	650,000	657,370
5.5%, 10/1/2018	1,542,479	1,541,498
6.163%, 8/1/2036#	951,410	964,087
6.115%, 12/1/2036#	1,755,964	1,771,672
5.968%, 4/1/2037#	2,805,417	2,821,113

Total Mortgage-Backed Securities		36,018,295

Short-Term Holding 2.8%
Repurchase Agreement 2.8%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007 maturing 10/1/2007 in the amount of $1,603,594 collateralized by $1,715,000 Fannie Mae 5.55%, due 7/10/2028, with a fair market value of $1,654,975	1,603,000	1,603,000

Total Investments 101.7%		58,023,938
Other Assets Less Liabilities (1.7)%		(975,748)

Net Assets 100.0%		$57,048,190

____________________________________
* The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Security Act of 1933.

** Non-income producing security.

# Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2007.

## Pay-in-kind bond.

Ø Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ADR - American Depositary Receipts.

† Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

†† The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)	The principal amount of the notes plus or minus the lesser of A) the lowest return of the companies’ respective stock price(s) determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

(a) Gemstar - TV Guide International, OfficeMax and Qwest Communications International (+20%)

(b) AES, Crown Holdings and Service Corporation International (no limit)

(c) Delta Air Lines, Discover Financial Services and SAVVIS (no limit)

(d) Gemstar - TV Guide International, UTI Worldwide and Yahoo! (no limit)

(e) Network Appliance, Rite Aid and Yahoo! (+20%)

(f) Boston Scientific, Comverse Technology and Marvell Technology (no limit)

(g) Comverse Technology, Kohl’s and Marvell Technology (no limit)

(h) Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)

(i) Adams Respiratory Therapeutics, Alcatel-Lucent ADR and UTI Worldwide (+9%)

(j) QIMONDA ADR, Rite Aid and Washington Mutual (+20%)

(2)	A) If the stock price of any of the companies falls more than 20% at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes:

(k) Advanced Micro Devices, Foot Locker and Massey Energy

(3)	A) If all of the companies’ final stock prices determined at maturity equal or exceed their respective initial stock prices on the date of purchase of the notes, the principal amount of the notes plus the lesser of i) the lowest return of the companies’ respective stock prices determined at maturity, or ii) the percent limit indicated below in parentheses; or otherwise B) i) if the stock price of any of the companies falls more than 30% at any time during the period from the date of purchase of the notes to maturity, the principal amount of the notes minus the lowest return of the companies’ respective stock prices determined at maturity, or ii) the principal amount of the notes:

(l) AMR, Continental Airlines and UAL (+11%)

Seligman High Income Fund Series
Notes to Schedules of Investments (unaudited)
September 30, 2007

Organization: — Seligman High Income Fund Series consists of two separate funds: Seligman High-Yield Fund and Seligman U. S. Government Securities Fund (collectively, the “Funds”).

At September 30, 2007, the cost of investments for federal income tax purposes was as follows:

Seligman High-Yield Fund	$280,287,691
Seligman U.S. Government Securities Fund	57,885,749

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities was as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)

Seligman High-Yield Fund	$4,766,590	$(9,022,866)	$(4,256,276)
Seligman U.S. Government Securities Fund	398,948	(260,759)	138,189

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed Income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN HIGH INCOME FUND SERIES EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.